Other Assets - Schedule of Other Assets (Footnote) (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013		Jan. 31, 2014	Jan. 30, 2014
Business Acquisition [Line Items]
Period required to remit collections on pledged advances		2 days	2 days
Period for deferred tax effects being amortized to income tax expense					7 years
Investment in unconsolidated entities	[1]		$ 0		$ 11,771
Purchase price deposit			$ 0	[2]	10,000	[2]	$ 15,000
Ocwen Structured Investments, LLC (OSI) [Member]
Business Acquisition [Line Items]
Investment in unconsolidated entities					5,100
Percentage of voting interests acquired							87.35%	26.00%
Powerlink Settlement Services [Member]
Business Acquisition [Line Items]
Investment in unconsolidated entities					$ 6,600

[1]	The balance at December 31, 2013 includes an investment of $5.1 million in OSI and an investment of $6.6 million in PowerLink Settlement Services, LP and related entities. We increased our ownership in OSI from 26.00% to 87.35% on January 31, 2014. Effective on that date, we began including the accounts of OSI in our consolidated financial statements and eliminated our current investment in consolidation. Assets acquired from OSI included residential mortgage-backed securities. In June 2014, we received proceeds from the dissolution of PowerLink Settlement Services, LP equal to our investment.
[2]	The balance at December 31, 2013 represents an initial cash deposit that we made in connection with the agreement we entered into to acquire MSRs and related advances from Wells Fargo Bank, N.A. This deposit along with an additional deposit of $15.0 million that we made in January 2014 were returned to us following a mutual termination of the agreement on November 13, 2014.